Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Compensation Decisions and Equity Grants
Pay recommendations for our executives, including our executive officers, are typically made by the Committee at its first regularly scheduled meeting in the first fiscal quarter of the year, normally held in November. This meeting is typically held around the same time as we report our annual financial results for the preceding fiscal year. This timing allows the Committee to have a complete financial performance picture prior to making compensation decisions. In advance of its regularly scheduled November meeting, the Committee often has pre-meetings
or other
off-cycle
discussions to give thorough consideration to the appropriate amount and structure of compensation for our executives.
In accordance with Item 402(x) of Regulation
S-K,
the Company has established clear guidelines regarding the timing of equity grants to ensure transparency and fairness. The Company does not issue stock options. Rather, it grants equity-based compensation in the form of restricted stock units (RSUs), and performance-based restricted stock units (PRSUs) as part of its executive compensation program. The Company adheres to a predictable and structured process for approving and issuing equity awards. Decisions with respect to prior fiscal year performance, as well as annual equity awards, base salary increases and target performance levels for the current fiscal year and beyond, are typically made at the Committee’s first regularly scheduled meeting for the fiscal year, the date of which is set at the beginning of the fiscal year — well in advance of any material non-public
information disclosure. This practice ensures that grant dates are scheduled well in advance, and the timing of grants is not adjusted based on fluctuations in stock price or pending corporate announcements. Further, any equity awards approved by the Committee at this meeting are dated as of the date of the Committee meeting. As such, the Committee does not time the grants of equity incentives to the release of material non-public
information. The Company does not reprice or backdate any equity grants. Additionally, no equity awards are made retroactively to avoid any appearance of impropriety or manipulation of award timing.
The exceptions to this timing are awards to executives who are promoted or hired from outside of the Company during the fiscal year. These executives may receive equity awards effective or dated, as applicable, as of the date of their promotion or hire or the next nearest scheduled Committee meeting. There were no such awards in fiscal year 2025.

Award Timing Method	Rather, it grants equity-based compensation in the form of restricted stock units (RSUs), and performance-based restricted stock units (PRSUs) as part of its executive compensation program. The Company adheres to a predictable and structured process for approving and issuing equity awards. Decisions with respect to prior fiscal year performance, as well as annual equity awards, base salary increases and target performance levels for the current fiscal year and beyond, are typically made at the Committee’s first regularly scheduled meeting for the fiscal year, the date of which is set at the beginning of the fiscal year — well in advance of any material non-public
information disclosure.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false